SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION - Statements of operations (Details) - USD ($) $ in Thousands	2 Months Ended	12 Months Ended
	Feb. 14, 2019	Dec. 31, 2019	Dec. 31, 2018
SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION:
Foreign exchange rates, net		$ (40)	$ (474)
Interest expenses, bank fees and other		9	25
Changes in fair value of warrants (see note 6b)	$ 4,570	4,570
Total finance expenses	$ 4,600	4,619	499
Finance income:
Interest on bank deposits		393	42
Total finance expenses, net		$ 4,226	$ 457